PARTNERSHIP CONTRIBUTIONS	12 Months Ended
Dec. 31, 2015
LAT PARMA LLC
PARTNERSHIP CONTRIBUTIONS

NOTE 6: PARTNERSHIP CONTRIBUTIONS

As of December 31, 2014 the company had thirty-eight partners with a total contribution to the company of $430,300. Two partners owned nearly 20%. By December 31, 2015 the company recruited two additional partners increasing the total number to forty, and increased its contributions another $97,000, bringing the cumulative capital contributed to the partnership to $527,300.